IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of contractual obligations [line items]
Deposits	$ 485,712	$ 461,015
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	178,091	163,879
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	296,400	282,700
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	$ 11,224	$ 14,380